EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EARNINGS PER SHARE

NOTE 30 — EARNINGS PER SHARE

	Years ended December 31,
	2023	2022	2021
		As restated (1)
Loss per share, basic and diluted	$(0.10)	$(2.47)	$(0.28)
The calculation of basic and diluted loss per share has been based on the following loss attributable to ordinary shareholders and the weighted average number of ordinary shares
Net Loss	$(5,711,222)	$(56,006,439)	(4,489,198)
Non-Controlling Interest	(54,079)	(206,021)	(173,959)
Loss Attributed to Ordinary Shareholders	$(5,657,143)	$(55,800,418)	(4,315,239)

Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	27,705,227	16,155,812	16,155,812
Issued in current Year	46,168,557	11,549,415	-
Issued at the end of the year	73,873,784	27,705,227	16,155,812
Weighted Average	55,501,971	22,634,366	16,155,812

Diluted (loss) per share:
There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share

Instruments that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted earnings per share because they are antidilutive:

Share Options and RSUs	1,524,949	1,511,664	7,138,140

1)	Restatement as per Note 2